Accrued Labilities and Other Current Liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities And Other Liabilities [Abstract]
Logistics expenses payables	$ 1,103,398	$ 824,743
Deposits from distributors	312,469	292,641
Redeemable non-controlling interests acquisition payables (Note 17)	3,120,583
Business acquisition payables	43,003	43,711
Payables for service procurement in connection with service revenue	2,284,011	1,611,123
Refund obligation of sales return	2,422,155	858,536
Others	1,231,369	663,616
Total	$ 10,516,988	$ 4,294,370